CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Products	$ 618	$ 248	$ 1,571
Services	3,622	1,674	344
Total revenues	4,240	1,922	1,915
Taxes and surcharges	(12)	(2)
Net revenues	4,228	1,920	1,915
Cost of revenues (including share-based compensation of $12, $3 and nil for 2014, 2015 and 2016, respectively)
Products	506	143	2,052
Services	1,011	1,237	292
Total cost of revenues	1,517	1,380	2,344
Gross (loss)/profit	2,711	540	(429)
Operating expenses:
Research and development (including share-based compensation of $98, $49 and $463 for 2014, 2015 and 2016, respectively)	5,655	8,798	7,265
Selling and marketing (including share-based compensation of $130, $30 and $447 for 2014, 2015 and 2016, respectively)	2,747	4,114	3,696
General and administrative (including share-based compensation of $1,459, $36 and $2 for 2014, 2015 and 2016, respectively)	3,739	3,220	6,236
Total operating expenses	12,141	16,132	17,197
Loss from continuing operations	(9,430)	(15,592)	(17,626)
Interest income	105	104	205
Gain from disposal of an equity method investment	95
Other (expense)/income, net	1,088	354	(50)
Loss from continuing operations before income tax expenses	(8,142)	(15,134)	(17,471)
Income tax expenses/(benefits):
Income tax-current	131	293	91
Income tax-deferred	(17)	(1)	(10)
Total income tax expenses	114	292	81
Net loss from continuing operations before share of loss on an equity method investment	(8,256)	(15,426)	(17,552)
Share of loss on an equity method investment, net of nil income taxes		(101)
Net loss from continuing operations	(8,256)	(15,527)	(17,552)
Discontinued operations (Note 3):
Income from the operations of discontinued operations, net of income tax expenses of $6,292, $4,286 and $2,492 for 2014, 2015 and 2016, respectively	10,445	16,155	36,717
Gain from disposal of discontinued operations, net of income tax expenses of nil, nil and $8,286 for 2014, 2015 and 2016, respectively (including net gain of $16,685 from accumulated other comprehensive income reclassification in 2016)	43,190
Income from discontinued operations, net of income tax expenses of $6,292, $4,286 and $10,778 for 2014, 2015 and 2016, respectively	53,635	16,155	36,717
Net income	45,379	628	19,165
Less: Net loss attributable to noncontrolling interest	(39)	(900)	(1,725)
Net income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	45,418	1,528	20,890
Net income	45,379	628	19,165
Other comprehensive loss, net of nil income taxes:
Foreign currency translation adjustment	(5,652)	(3,892)	(3,441)
Reclassification of foreign currency translation adjustment	(16,685)	0	0
Total other comprehensive loss, net of nil income taxes	(22,337)	(3,892)	(3,441)
Comprehensive income/(loss)	23,042	(3,264)	15,724
Less: Comprehensive loss attributable to noncontrolling interest	(437)	(933)	(1,735)
Comprehensive income/(loss) attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	23,479	(2,331)	17,459
Amounts attributable to ordinary shareholders of China Digital TV Holding Co., Ltd:
Net loss from continuing operations	(7,226)	(14,627)	(15,827)
Net income from discontinued operations attributable to China Digital TV Holding Co., Ltd	$ 52,644	$ 16,155	$ 36,717
Earnings/(loss) per share - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ (0.12)	$ (0.24)	$ (0.27)
Net income from discontinued operations attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	0.87	0.27	0.62
Net income attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.	$ 0.75	$ 0.03	$ 0.35
Weighted average shares outstanding, basic and diluted	60,199,096	59,968,346	59,369,708
Discontinued Operations [Member]
Revenues
Products	$ 43,504	$ 46,150	$ 71,949
Services	$ 4,541	$ 5,630	$ 9,079
Earnings/(loss) per share - basic and diluted:
Weighted average shares outstanding, basic and diluted	60,199,096	59,968,346	59,369,708